Trade Receivables - Schedule of Trade Receivables Based on Revenue Recognition (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	RM 69,323,099	$ 17,091,494	RM 37,060,714
Within 3 months [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	35,904,817	8,852,272	30,278,889
More than 3 months but within 6 months [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	6,543,098	1,613,190	3,010,069
More than 6 months but within 1 year [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	26,409,471	6,511,211	2,470,419
More than 1 year [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	RM 465,713	$ 114,821	RM 1,301,337